SCHEDULE OF SHARE CAPITAL (Details) - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Issued capital [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		$ 1,150	$ 3,752,669
Pre-recapitalized balance, shares		22,993,763	11,626
Exercise of share option awards (pre-recapitalization)	[1]		$ 27,368
Exercise of share option awards pre-capitalization, shares	[1]		44
Capital Raise	[2]		$ 1,346,800
Capital Raise, shares	[2]		5,086
Pre-recapitalized balance			$ 5,126,837
Pre-recapitalized balance, shares			16,756
Recapitalization of DSL (1:410 exchange ratio)			$ (5,126,150)
Recapitalization of DSL (1:410 exchange ratio), shares	[3]		6,853,204
Sub-total		$ 1,263	$ 687
Pre recapitalized Sub-total, shares			6,869,960
Founding share of the Company
Founding share of the Company, shares			1
Sub-total			$ 687
Post recapitalized sub-total, shares		25,243,763	6,869,961
Share Subdivision	[4]
Share Subdivision, shares	[4]		6,869,961
Recapitalized balance			$ 687
Recapitalized balance, shares			13,739,922
Exercise of share option awards (post-recapitalization)			$ 50
Exercise of share option awards (post-recapitalization), shares	[5]		1,003,680
Conversion of Preferred Shares	[6]		$ 129
Conversion of Preferred Shares, shares	[6]		2,583,820
Conversion of convertible loan notes			$ 117
Conversion of convertible loan notes, shares	[6]		2,347,134
Capitalization of loan from immediate holding company	[7]		$ 37
Capitalization of loan from immediate holding company, shares	[7]		731,707
IPO and Exercise of overallotment option	[8]		$ 130
IPO and Exercise of overallotment option, shares	[8]		2,587,500
Issuance of IPO Warrants
Issuance of IPO Warrants, shares
Recapitalized balance		$ 10,098	$ 1,150
Recapitalized balance, shares			22,993,763
Pre-recapitalized balance, shares		22,993,763
Exercise of the IPO Warrants (Tranche 1)	[9]	$ 113
Exercise of the IPO Warrants, shares	[9]	2,250,000
Bonus split	[10]	$ 8,835
Post recapitalized sub-total, shares	[10]	176,706,341
Pre-recapitalized balance, shares		201,950,104	22,993,763
Share premium [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		$ 25,689,436
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]
Pre-recapitalized balance
Recapitalization of DSL (1:410 exchange ratio)
Sub-total		54,608,823
Founding share of the Company
Sub-total
Share Subdivision	[4]
Recapitalized balance
Exercise of share option awards (post-recapitalization)			1,768,661
Conversion of Preferred Shares	[6]		5,610,871
Conversion of convertible loan notes			6,133,664
Capitalization of loan from immediate holding company	[7]		2,999,963
IPO and Exercise of overallotment option	[8]		9,176,277
Issuance of IPO Warrants
Recapitalized balance		54,608,823	25,689,436
Exercise of the IPO Warrants (Tranche 1)	[9]	28,919,387
Bonus split	[10]
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		5,126,150
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]
Pre-recapitalized balance
Recapitalization of DSL (1:410 exchange ratio)			5,126,150
Sub-total		5,126,150	5,126,150
Founding share of the Company
Sub-total			5,126,150
Share Subdivision	[4]
Recapitalized balance			5,126,150
Exercise of share option awards (post-recapitalization)
Conversion of Preferred Shares	[6]
Conversion of convertible loan notes
Capitalization of loan from immediate holding company	[7]
IPO and Exercise of overallotment option	[8]
Issuance of IPO Warrants
Recapitalized balance		5,126,150	5,126,150
Exercise of the IPO Warrants (Tranche 1)	[9]
Bonus split	[10]
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		79,263,200
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]		6,653,200
Pre-recapitalized balance			6,653,200
Sub-total		61,886,200	6,653,200
Sub-total			6,653,200
Recapitalized balance			6,653,200
Exercise of share option awards (post-recapitalization)
Conversion of Preferred Shares	[6]
Conversion of convertible loan notes
Capitalization of loan from immediate holding company	[7]
IPO and Exercise of overallotment option	[8]
Issuance of IPO Warrants			72,610,000
Recapitalized balance		61,886,200	79,263,200
Exercise of the IPO Warrants (Tranche 1)	[9]	(17,377,000)
Bonus split	[10]
Share Capital Net Of Capital Reserve And Warrant Reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		110,079,936	3,752,669
Exercise of share option awards (pre-recapitalization)	[1]		27,368
Capital Raise	[2]		8,000,000
Pre-recapitalized balance			11,780,037
Recapitalization of DSL (1:410 exchange ratio)
Sub-total		121,622,436	11,780,037
Founding share of the Company
Sub-total			11,780,037
Share Subdivision	[4]
Recapitalized balance			11,780,037
Exercise of share option awards (post-recapitalization)			1,768,711
Conversion of Preferred Shares	[6]		5,611,000
Conversion of convertible loan notes			6,133,781
Capitalization of loan from immediate holding company	[7]		3,000,000
IPO and Exercise of overallotment option	[8]		9,176,407
Issuance of IPO Warrants			72,610,000
Recapitalized balance		121,631,271	$ 110,079,936
Exercise of the IPO Warrants (Tranche 1)	[9]	11,542,500
Bonus split	[10]	$ 8,835

[1]	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.
[2]	On May 27, 2024, DSL and its subsidiaries (collectively referred to as the “DSL Group”) completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.
[3]	On July 15, 2024, the Company completed the Recapitalization. Prior to the Recapitalization, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Transaction resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Recapitalization resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.
[4]	On July 26, 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each. The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.
[5]	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.
[6]	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totalling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.
[7]	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from Rhino Ventures was capitalized through the issuance of 731,707 Ordinary Shares.
[8]	On January 23, 2025, the Company closed on its IPO of 2,250,000 Ordinary Shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.
[9]	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.
[10]	On September 8, 2025, the Company completed the Stock Bonus. Each shareholder received seven bonus Ordinary Shares for every one ordinary share held. The Stock Bonus resulted in the issuance of 176,706,341 Ordinary Shares.